Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses and other current assets
Prepaid expenses	$ 41,011
Other receivables	60,333
Total	$ 101,344